UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21269

Wells Fargo Advantage Income Opportunities Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: April 30, 2012

Date of reporting period: January 31, 2013

ITEM 1. PORTFOLIO OF INVESTMENTS

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name			Shares	Value

Common Stocks : 0.18%

Consumer Discretionary : 0.00%

Hotels, Restaurants & Leisure : 0.00%
Trump Entertainment Resorts Incorporated †(i)			2,149	$2,149

Telecommunication Services : 0.18%

Diversified Telecommunication Services : 0.18%
Fairpoint Communications Incorporated †			134,376	1,244,322

Total Common Stocks (Cost $3,109,765)				1,246,471

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes : 111.09%

Consumer Discretionary : 26.11%

Auto Components : 2.19%

Allison Transmission Incorporated 144A	7.13%	5-15-2019	6,375,000	6,916,875
Cooper Tire & Rubber Company	7.63	3-15-2027	4,455,000	4,655,475
Cooper Tire & Rubber Company	8.00	12-15-2019	150,000	168,750
Goodyear Tire & Rubber Company	7.00	5-15-2022	700,000	750,750
Penske Automotive Group Incorporated 144A	5.75	10-1-2022	250,000	256,875
United Rentals Financing Escrow Corporation	5.75	7-15-2018	2,675,000	2,875,625

				15,624,350

Diversified Consumer Services : 2.88%

Service Corporation International	4.50	11-15-2020	525,000	532,219
Service Corporation International	6.75	4-1-2016	1,250,000	1,404,688
Service Corporation International	7.00	6-15-2017	1,250,000	1,435,938
Service Corporation International	7.00	5-15-2019	1,125,000	1,236,094
Service Corporation International	7.50	4-1-2027	9,376,000	10,337,040
Service Corporation International	7.63	10-1-2018	1,100,000	1,311,750
Service Corporation International	8.00	11-15-2021	885,000	1,081,913
Sotheby’s 144A	5.25	10-1-2022	3,075,000	3,159,563

				20,499,205

Hotels, Restaurants & Leisure : 8.25%

Ameristar Casinos Incorporated	7.50	4-15-2021	5,502,000	5,983,425
Burger King Corporation	9.88	10-15-2018	1,600,000	1,828,000
CCM Merger Incorporated 144A	9.13	5-1-2019	10,830,000	10,857,075
CityCenter Holdings LLC	7.63	1-15-2016	2,050,000	2,211,438
CityCenter Holdings LLC ¥	10.75	1-15-2017	3,796,305	4,190,172
DineEquity Incorporated	9.50	10-30-2018	8,475,000	9,640,313
Greektown Superholdings Incorporated Series A	13.00	7-1-2015	6,812,000	7,314,385
Greektown Superholdings Incorporated Series B	13.00	7-1-2015	1,475,000	1,583,781
NAI Entertainment Holdings LLC 144A	8.25	12-15-2017	4,878,000	5,341,410
Penn National Gaming Incorporated	8.75	8-15-2019	1,499,000	1,708,860
Ruby Tuesday Incorporated 144A	7.63	5-15-2020	3,700,000	3,626,000
Scientific Games Corporation	9.25	6-15-2019	1,130,000	1,262,775
Speedway Motorsports Incorporated 144A	6.75	2-1-2019	355,000	376,300
Speedway Motorsports Incorporated	6.75	2-1-2019	625,000	662,500
Speedway Motorsports Incorporated	8.75	6-1-2016	2,075,000	2,209,875

				58,796,309

Household Durables : 0.18%

American Greetings Corporation	7.38	12-1-2021	950,000	967,813

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

Security name	Interest rate	Maturity date	Principal	Value

Household Durables (continued)

Tempur-Pedic International Incorporated 144A	6.88%	12-15-2020	$325,000	$345,313

				1,313,126

Media : 10.72%

Cablevision Systems Corporation	8.63	9-15-2017	2,975,000	3,488,188
CCO Holdings LLC	6.50	4-30-2021	5,275,000	5,644,250
CCO Holdings LLC	7.00	1-15-2019	2,225,000	2,405,781
CCO Holdings LLC	7.88	4-30-2018	150,000	160,313
CCO Holdings LLC	8.13	4-30-2020	746,000	837,385
Cinemark USA Incorporated 144A	5.13	12-15-2022	950,000	961,875
Cinemark USA Incorporated	7.38	6-15-2021	1,525,000	1,688,938
Cinemark USA Incorporated	8.63	6-15-2019	4,765,000	5,277,238
CSC Holdings LLC	7.63	7-15-2018	650,000	757,250
CSC Holdings LLC	7.88	2-15-2018	1,650,000	1,922,250
CSC Holdings LLC	8.50	4-15-2014	200,000	216,250
DISH DBS Corporation	7.88	9-1-2019	2,260,000	2,672,450
EchoStar DBS Corporation	7.13	2-1-2016	1,160,000	1,293,400
EchoStar DBS Corporation	7.75	5-31-2015	650,000	726,375
Gray Television Incorporated	7.50	10-1-2020	5,575,000	5,798,000
Lamar Media Corporation	5.88	2-1-2022	1,785,000	1,963,500
Lamar Media Corporation	7.88	4-15-2018	4,090,000	4,483,663
Lamar Media Corporation Series C	9.75	4-1-2014	925,000	1,008,250
LIN Television Corporation 144A	6.38	1-15-2021	500,000	532,500
LIN Television Corporation	8.38	4-15-2018	3,475,000	3,787,750
Local TV Finance LLC 144A¥	9.25	6-15-2015	9,943,218	10,017,792
National CineMedia LLC	6.00	4-15-2022	3,635,000	3,880,363
National CineMedia LLC	7.88	7-15-2021	1,150,000	1,276,500
Nexstar Broadcasting Group Incorporated 144A	6.88	11-15-2020	2,285,000	2,382,113
Regal Cinemas Corporation	8.63	7-15-2019	6,665,000	7,381,488
Salem Communications Corporation	9.63	12-15-2016	5,342,000	5,876,200

				76,440,062

Specialty Retail : 1.89%

Gap Incorporated	5.95	4-12-2021	1,175,000	1,326,272
Limited Brands Incorporated	6.63	4-1-2021	925,000	1,052,188
RadioShack Corporation	6.75	5-15-2019	4,278,000	2,887,650
Rent-A-Center Incorporated	6.63	11-15-2020	2,305,000	2,509,569
Toys “R” Us Property Company I LLC	10.75	7-15-2017	1,341,000	1,441,575
Toys “R” Us Property Company II LLC	8.50	12-1-2017	4,025,000	4,236,313

				13,453,567

Consumer Staples : 0.87%

Food Products : 0.87%

B&G Foods Incorporated	7.63	1-15-2018	2,663,000	2,872,711
Dole Food Company Incorporated	13.88	3-15-2014	3,075,000	3,309,469

				6,182,180

Energy : 20.09%

Energy Equipment & Services : 5.53%

Cleaver Brooks Incorporated 144A	8.75	12-15-2019	475,000	508,844
Dresser-Rand Group Incorporated	6.50	5-1-2021	1,825,000	1,934,500
Era Group Incorporated 144A	7.75	12-15-2022	2,105,000	2,083,950
Gulfmark Offshore Incorporated 144A	6.38	3-15-2022	5,295,000	5,467,088
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	840,000	882,000
Hornbeck Offshore Services Incorporated Series B	8.00	9-1-2017	5,765,000	6,154,138
NGPL PipeCo LLC 144A	7.12	12-15-2017	625,000	681,250
NGPL PipeCo LLC 144A	7.77	12-15-2037	4,575,000	4,849,500
NGPL PipeCo LLC 144A	9.63	6-1-2019	5,370,000	6,202,350

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Energy Equipment & Services (continued)

Northern Tier Energy LLC 144A	7.13%	11-15-2020	$800,000	$840,000
Oil States International Incorporated 144A	5.13	1-15-2023	275,000	278,438
Oil States International Incorporated	6.50	6-1-2019	3,354,000	3,580,395
PHI Incorporated	8.63	10-15-2018	5,210,000	5,698,438
Pride International Incorporated	8.50	6-15-2019	210,000	279,133

				39,440,024

Oil, Gas & Consumable Fuels : 14.56%

CVR Refining LLC 144A	6.50	11-1-2022	2,850,000	2,871,375
Denbury Resources Incorporated %%	4.63	7-15-2023	675,000	661,500
Denbury Resources Incorporated	6.38	8-15-2021	700,000	761,250
Denbury Resources Incorporated	8.25	2-15-2020	5,965,000	6,650,975
El Paso Corporation	6.50	9-15-2020	1,155,000	1,291,916
El Paso Corporation	7.00	6-15-2017	3,183,000	3,649,055
El Paso Corporation	7.25	6-1-2018	3,149,000	3,657,765
El Paso Corporation	7.42	2-15-2037	1,820,000	1,895,222
El Paso Corporation	7.80	8-1-2031	3,050,000	3,560,231
Encore Acquisition Company	9.50	5-1-2016	700,000	748,020
Energy Transfer Equity LP	7.50	10-15-2020	5,950,000	6,857,375
Ferrellgas LP	9.13	10-1-2017	4,925,000	5,319,000
HollyFrontier Corporation	9.88	6-15-2017	4,265,000	4,595,538
Inergy Midstream LP 144A	6.00	12-15-2020	1,265,000	1,306,113
Kinder Morgan Energy 144A	6.00	1-15-2018	125,000	137,814
Overseas Shipholding Group Incorporated (s)	7.50	2-15-2024	1,250,000	478,125
Petrohawk Energy Corporation	7.88	6-1-2015	2,045,000	2,135,442
Petrohawk Energy Corporation	10.50	8-1-2014	1,065,000	1,127,387
Pioneer Natural Resources Company	7.50	1-15-2020	3,170,000	3,989,518
Plains Exploration & Production Company	8.63	10-15-2019	6,380,000	7,273,200
Rockies Express Pipeline LLC 144A	3.90	4-15-2015	3,475,000	3,475,000
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	700,000	658,000
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	4,700,000	4,606,000
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	9,455,000	8,320,400
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	1,800,000	1,611,000
Sabine Pass LNG LP 144A	6.50	11-1-2020	9,260,000	9,491,500
Sabine Pass LNG LP	7.50	11-30-2016	8,775,000	9,740,250
Suburban Propane Partners LP	7.38	3-15-2020	575,000	622,438
Suburban Propane Partners LP	7.38	8-1-2021	805,000	877,450
Suburban Propane Partners LP	7.50	10-1-2018	802,000	866,160
Susser Holdings LLC	8.50	5-15-2016	2,000,000	2,115,000
Tesoro Corporation	9.75	6-1-2019	2,185,000	2,479,975

				103,829,994

Financials : 20.00%

Commercial Banks : 2.62%

CIT Group Incorporated 144A	4.75	2-15-2015	1,645,000	1,727,250
CIT Group Incorporated	5.00	5-15-2017	425,000	453,688
CIT Group Incorporated 144A	5.25	4-1-2014	6,275,000	6,541,688
CIT Group Incorporated	5.25	3-15-2018	875,000	936,250
CIT Group Incorporated 144A	5.50	2-15-2019	2,225,000	2,380,750
Emigrant Bancorp Incorporated 144A	6.25	6-15-2014	6,950,000	6,649,294

				18,688,920

Consumer Finance : 11.47%

Ally Financial Incorporated	3.13	1-15-2016	525,000	530,339
Ally Financial Incorporated	5.50	2-15-2017	1,325,000	1,424,530
Ally Financial Incorporated	8.30	2-12-2015	8,820,000	9,823,275
American General Finance Corporation	5.40	12-1-2015	2,800,000	2,751,000
American General Finance Corporation	5.75	9-15-2016	2,325,000	2,237,813
American General Finance Corporation	6.50	9-15-2017	550,000	517,000
Clearwire Communications Finance Corporation 144A	12.00	12-1-2015	3,140,000	3,402,975

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)

Clearwire Communications Finance Corporation 144A	12.00%	12-1-2015	$2,280,000	$2,468,100
Ford Motor Credit Company LLC	7.00	10-1-2013	500,000	518,987
Ford Motor Credit Company LLC	8.00	12-15-2016	200,000	239,634
General Motors Financial Company Incorporated 144A	4.75	8-15-2017	475,000	496,435
General Motors Financial Company Incorporated	6.75	6-1-2018	2,770,000	3,206,275
GMAC LLC	6.75	12-1-2014	2,344,000	2,531,520
GMAC LLC	7.50	12-31-2013	6,855,000	7,197,750
Homer City Funding LLC ¥	8.73	10-1-2026	2,947,934	3,242,727
International Lease Finance Corporation	6.38	3-25-2013	865,000	870,406
International Lease Finance Corporation 144A	6.75	9-1-2016	2,200,000	2,480,500
International Lease Finance Corporation 144A	7.13	9-1-2018	1,015,000	1,187,550
International Lease Finance Corporation	8.63	9-15-2015	1,700,000	1,931,625
JBS USA Finance Incorporated	11.63	5-1-2014	8,465,000	9,427,894
Level 3 Financing Incorporated	10.00	2-1-2018	4,555,000	5,067,438
Nielsen Finance LLC Company 144A	4.50	10-1-2020	515,000	507,275
Nielsen Finance LLC Company	7.75	10-15-2018	11,690,000	13,019,738
Springleaf Finance Corporation	6.90	12-15-2017	7,050,000	6,716,888

				81,797,674

Diversified Financial Services : 2.18%

Fidelity National Information Services Incorporated	5.00	3-15-2022	500,000	541,250
HUB International Limited Company 144A	8.13	10-15-2018	4,840,000	5,009,400
Neuberger Berman Group LLC 144A	5.63	3-15-2020	900,000	945,000
Neuberger Berman Group LLC 144A	5.88	3-15-2022	1,125,000	1,192,500
Nuveen Investments †	5.50	9-15-2015	6,830,000	6,625,100
Nuveen Investments 144A	9.13	10-15-2017	1,220,000	1,235,250

				15,548,500

Real Estate Management & Development : 0.90%

Ashtead Capital Incorporated 144A	6.50	7-15-2022	3,025,000	3,282,125
Onex Corporation 144A	7.75	1-15-2021	3,175,000	3,111,500
				6,393,625

REITs : 2.83%

Dupont Fabros Technology Incorporated	8.50	12-15-2017	11,580,000	12,564,300
Host Hotels & Resorts LP	9.00	5-15-2017	490,000	520,625
Omega Healthcare Investors Incorporated	5.88	3-15-2024	325,000	344,500
Omega Healthcare Investors Incorporated	6.75	10-15-2022	3,375,000	3,687,188
Sabra Health Care Incorporated	8.13	11-1-2018	2,850,000	3,070,875

				20,187,488

Health Care : 5.35%

Health Care Equipment & Supplies : 0.39%

Hologic Incorporated 144A	6.25	8-1-2020	2,590,000	2,784,250

Health Care Providers & Services : 4.54%

Apria Healthcare Group Incorporated	11.25	11-1-2014	1,340,000	1,370,150
Aviv HealthCare Properties LP	7.75	2-15-2019	3,725,000	3,995,063
Centene Corporation	5.75	6-1-2017	1,925,000	2,054,938
Community Health Systems Incorporated	5.13	8-15-2018	725,000	763,063
Community Health Systems Incorporated	7.13	7-15-2020	1,325,000	1,431,000
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	1,360,000	1,428,000
DaVita HealthCare Partners Incorporated	6.38	11-1-2018	140,000	149,800
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	1,800,000	1,948,500
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	700,000	801,500
HCA Incorporated	4.75	5-1-2023	550,000	553,438
HCA Incorporated	5.88	3-15-2022	750,000	815,625
HCA Incorporated	6.50	2-15-2020	5,675,000	6,313,438
HCA Incorporated	7.50	11-15-2095	1,350,000	1,204,875

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)

HCA Incorporated	8.50%	4-15-2019	$375,000	$417,188
Health Management Associates Incorporated	6.13	4-15-2016	475,000	522,500
HealthSouth Corporation	5.75	11-1-2024	1,375,000	1,395,625
HealthSouth Corporation	7.25	10-1-2018	675,000	732,375
HealthSouth Corporation	7.75	9-15-2022	675,000	740,813
MPT Operating Partnership LP	6.38	2-15-2022	775,000	831,188
MPT Operating Partnership LP	6.88	5-1-2021	3,175,000	3,484,563
PSS World Medical Incorporated	6.38	3-1-2022	640,000	785,600
Tenet Healthcare Corporation 144A	4.75	6-1-2020	435,000	437,719
Tenet Healthcare Corporation	10.00	5-1-2018	150,000	174,563

				32,351,524

Pharmaceuticals : 0.42%

Mylan Incorporated 144A	6.00	11-15-2018	1,300,000	1,419,239
Mylan Incorporated 144A	7.63	7-15-2017	1,400,000	1,566,806

				2,986,045

Industrials : 5.71%

Aerospace & Defense : 0.55%

GeoEye Incorporated	9.63	10-1-2015	1,140,000	1,256,850
TransDigm Group Incorporated 144A	5.50	10-15-2020	510,000	531,675
TransDigm Group Incorporated	7.75	12-15-2018	1,939,000	2,154,714

				3,943,239

Air Freight & Logistics : 0.59%

Bristow Group Incorporated	6.25	10-15-2022	3,910,000	4,222,800

Airlines : 0.51%

Aviation Capital Group Corporation 144A	4.63	1-31-2018	325,000	329,267
Aviation Capital Group Corporation 144A	6.75	4-6-2021	1,820,000	1,976,647
Aviation Capital Group Corporation 144A	7.13	10-15-2020	1,210,000	1,325,519

				3,631,433

Commercial Services & Supplies : 2.34%

Corrections Corporation of America	7.75	6-1-2017	2,110,000	2,226,050
Covanta Holding Corporation	6.38	10-1-2022	900,000	982,298
Geo Group Incorporated	6.63	2-15-2021	170,000	188,275
Geo Group Incorporated	7.75	10-15-2017	3,790,000	4,074,250
Interface Incorporated	7.63	12-1-2018	300,000	325,500
Iron Mountain Incorporated	5.75	8-15-2024	475,000	479,156
Iron Mountain Incorporated	8.00	6-15-2020	800,000	844,000
Iron Mountain Incorporated	8.38	8-15-2021	4,095,000	4,514,738
KAR Holdings Incorporated ±	4.31	5-1-2014	3,013,000	3,016,796

				16,651,063

Machinery : 0.34%

Columbus McKinnon Corporation	7.88	2-1-2019	1,575,000	1,689,188
Titan International Incorporated	7.88	10-1-2017	700,000	751,625

				2,440,813

Professional Services : 0.66%

Affinia Group Incorporated 144A	10.75	8-15-2016	184,000	199,640
Interactive Data Corporation	10.25	8-1-2018	4,005,000	4,535,663

				4,735,303

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

Security name	Interest rate	Maturity date	Principal	Value

Trading Companies & Distributors : 0.72%

H&E Equipment Services Incorporated 144A	7.00%	9-1-2022	$4,680,000	$5,112,900

Information Technology : 8.41%

Communications Equipment : 0.49%

Avaya Incorporated	9.75	11-1-2015	1,150,000	1,095,375
Lucent Technologies Incorporated	6.45	3-15-2029	3,100,000	2,418,000

				3,513,375

Computers & Peripherals : 0.68%

NCR Corporation 144A	4.63	2-15-2021	40,000	40,050
NCR Corporation 144A	5.00	7-15-2022	4,760,000	4,819,500

				4,859,550

Electronic Equipment, Instruments & Components : 2.64%

CDW Financial Corporation	12.54	10-12-2017	2,498,000	2,672,860
Jabil Circuit Incorporated	8.25	3-15-2018	13,532,000	16,170,708

				18,843,568

Internet Software & Services : 0.35%

Equinix Incorporated	7.00	7-15-2021	125,000	139,375
Equinix Incorporated	8.13	3-1-2018	2,125,000	2,332,188

				2,471,563

IT Services : 3.96%

Audatex North American Incorporated 144A	6.75	6-15-2018	1,375,000	1,474,688
CyrusOne LLC 144A	6.38	11-15-2022	500,000	533,750
Fidelity National Information Services Incorporated	7.63	7-15-2017	875,000	945,000
Fidelity National Information Services Incorporated	7.88	7-15-2020	3,200,000	3,620,000
First Data Corporation 144A	7.38	6-15-2019	1,325,000	1,394,563
First Data Corporation	11.25	3-31-2016	11,380,000	11,323,100
SunGard Data Systems Incorporated 144A	6.63	11-1-2019	2,325,000	2,400,563
SunGard Data Systems Incorporated	7.38	11-15-2018	5,470,000	5,811,875
SunGard Data Systems Incorporated	7.63	11-15-2020	650,000	708,500

				28,212,039

Software : 0.29%

Nuance Communications Incorporated 144A	5.38	8-15-2020	1,975,000	2,034,250

Materials : 2.46%

Chemicals : 0.34%

Celanese US Holdings LLC	5.88	6-15-2021	440,000	493,900
Tronox Finance LLC 144A	6.38	8-15-2020	1,955,000	1,964,775

				2,458,675

Containers & Packaging : 1.44%

Ball Corporation	5.00	3-15-2022	475,000	503,500
Ball Corporation	5.75	5-15-2021	400,000	429,000
Ball Corporation	6.75	9-15-2020	375,000	413,438
Crown Americas LLC 144A	4.50	1-15-2023	1,075,000	1,058,875
Crown Americas LLC	6.25	2-1-2021	515,000	560,063
Crown Americas LLC	7.63	5-15-2017	950,000	1,005,281
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	1,225,000	1,186,719
Owens-Brockway Glass Container Incorporated	3.00	6-1-2015	1,775,000	1,772,781
Owens-Illinois Incorporated	7.80	5-15-2018	837,000	973,013

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Containers & Packaging (continued)

Silgan Holdings Incorporated	5.00%	4-1-2020	$2,250,000	$2,328,750

				10,231,420

Metals & Mining : 0.00%

Indalex Holdings Corporation (i)(s)(a)	11.50	2-1-2014	5,985,000	0

Paper & Forest Products : 0.68%

Clearwater Paper Corporation	10.63	6-15-2016	1,175,000	1,274,875
Georgia-Pacific LLC	8.88	5-15-2031	2,430,000	3,594,889

				4,869,764

Telecommunication Services : 15.54%

Diversified Telecommunication Services : 6.67%

Citizens Communications Company	7.88	1-15-2027	4,205,000	4,310,125
FairPoint Communications Incorporated 144A	10.88	4-1-2017	2,550,000	2,779,500
Frontier Communications Corporation	8.13	10-1-2018	1,980,000	2,291,850
Frontier Communications Corporation	8.25	4-15-2017	2,380,000	2,754,850
Frontier Communications Corporation	8.50	4-15-2020	1,000,000	1,155,000
GCI Incorporated	6.75	6-1-2021	1,075,000	1,042,750
GCI Incorporated	8.63	11-15-2019	8,750,000	9,253,125
Qwest Corporation	7.13	11-15-2043	1,810,000	1,877,873
Qwest Corporation	7.25	9-15-2025	2,755,000	3,166,589
Qwest Corporation	7.63	8-3-2021	440,000	481,439
SBA Telecommunications Incorporated 144A	5.75	7-15-2020	2,795,000	2,934,750
SBA Telecommunications Incorporated	8.25	8-15-2019	93,000	103,463
Syniverse Holdings Incorporated	9.13	1-15-2019	8,545,000	9,292,688
Windstream Corporation	7.88	11-1-2017	5,380,000	6,146,650

				47,590,652

Wireless Telecommunication Services : 8.87%

Allbritton Communications Company	8.00	5-15-2018	3,274,000	3,544,105
Cricket Communications Incorporated	7.75	5-15-2016	3,355,000	3,531,138
Cricket Communications Incorporated	7.75	10-15-2020	3,200,000	3,320,000
Crown Castle International Corporation 144A	5.25	1-15-2023	4,925,000	5,171,250
Crown Castle International Corporation	7.13	11-1-2019	165,000	183,356
iPCS Incorporated ¥	3.56	5-1-2014	2,607,559	2,607,559
MetroPCS Communications Incorporated	6.63	11-15-2020	5,525,000	5,856,500
MetroPCS Communications Incorporated	7.88	9-1-2018	3,015,000	3,263,738
SBA Telecommunications Incorporated 144A	5.63	10-1-2019	270,000	283,500
Sprint Capital Corporation	6.88	11-15-2028	16,375,000	16,538,750
Sprint Capital Corporation	8.75	3-15-2032	6,270,000	7,398,600
Sprint Nextel Corporation 144A	9.00	11-15-2018	750,000	928,125
Sprint Nextel Corporation	11.50	11-15-2021	1,200,000	1,641,000
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	5,955,000	6,252,750
TW Telecommunications Holdings Incorporated	8.00	3-1-2018	2,492,000	2,722,510

				63,242,881

Utilities : 6.55%

Electric Utilities : 2.91%

Energy Future Holdings Corporation	10.00	12-1-2020	150,000	172,125
Energy Future Intermediate Holding Company LLC 144A	6.88	8-15-2017	875,000	936,250
IPALCO Enterprises Incorporated	5.00	5-1-2018	2,050,000	2,183,250
IPALCO Enterprises Incorporated 144A	7.25	4-1-2016	3,783,000	4,236,960
Mirant Mid-Atlantic LLC Series C	10.06	12-30-2028	7,560,525	8,562,294
Otter Tail Corporation	9.00	12-15-2016	3,985,000	4,662,450

				20,753,329

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

Security name	Interest rate	Maturity date	Principal	Value

Gas Utilities : 0.45%

AmeriGas Finance LLC	6.75%	5-20-2020	$1,675,000	$1,817,375
AmeriGas Finance LLC	7.00	5-20-2022	1,225,000	1,341,375

				3,158,750

Independent Power Producers & Energy Traders : 3.19%

Calpine Construction Finance Corporation 144A	7.25	10-15-2017	8,725,000	9,248,500
Calpine Construction Finance Corporation 144A	8.00	6-1-2016	2,700,000	2,848,500
NRG Energy Incorporated	8.50	6-15-2019	3,675,000	4,070,063
NSG Holdings LLC (i)144A	7.75	12-15-2025	2,330,000	2,423,200
Reliant Energy Incorporated	7.63	6-15-2014	1,020,000	1,091,400
Reliant Energy Incorporated	9.24	7-2-2017	2,021,662	2,228,883
Reliant Energy Incorporated	9.68	7-2-2026	780,000	846,300
				22,756,846

Total Corporate Bonds and Notes (Cost $745,036,151)				792,051,056

	Dividend yield		Shares

Preferred Stocks : 0.20%

Financials : 0.20%

Diversified Financial Services : 0.20%

GMAC Capital Trust I ±	7.62		53,000	1,413,510

Total Preferred Stocks (Cost $1,325,000)				1,413,510

	Interest rate

Term Loans : 12.72%

Advantage Sales & Marketing LLC	9.25	6-18-2018	900,000	903,942
Alliance Laundry Systems LLC <	9.50	12-7-2019	2,614,145	2,666,428
Capital Automotive LP	5.25	3-10-2017	6,814,580	6,851,515
CCM Merger Incorporated	6.00	3-1-2017	5,008,762	5,052,589
Coinmach Corporation	3.20	11-20-2014	6,521,005	6,374,283
Crossmark Holdings Incorporated <	0.00	1-31-2020	175,000	173,250
Energy Transfer Equity LP	3.75	3-21-2017	3,250,000	3,277,983
Fairpoint Communications Incorporated	6.50	1-22-2016	5,147,644	5,127,413
Federal Mogul Corporation	2.14	12-28-2015	1,698,263	1,609,104
Federal Mogul Corporation	2.15	12-29-2014	2,562,734	2,428,191
First Data Corporation	2.95	9-24-2014	127,258	127,312
First Data Corporation	2.95	9-24-2014	65,916	65,944
First Data Corporation	2.95	9-24-2014	237,585	237,685
Focus Brands Incorporated	10.25	8-22-2018	4,124,203	4,216,997
Greektown Casino LLC <	0.00	12-18-2018	5,100,000	5,119,125
HHI Holdings LLC	6.00	10-3-2018	2,957,470	3,012,923
Level 3 Financing Incorporated	4.75	2-1-2016	6,583,500	6,659,210
nTelos Incorporated	5.75	11-7-2019	1,720,688	1,675,519
Springleaf Finance Corporation	5.50	5-5-2017	1,350,000	1,353,038
Tallgrass Energy Partners LP	5.25	10-25-2018	4,730,573	4,793,632
Texas Competitive Electric Holdings LLC	3.74	10-10-2014	34,355,889	25,745,616
United Surgical Partners International Incorporated	6.00	3-19-2019	2,233,153	2,251,309
Web Service Company LLC	7.00	8-28-2014	979,579	973,045

Total Term Loans (Cost $93,881,527)				90,696,053

Yankee Corporate Bonds and Notes : 5.78%

Consumer Discretionary : 0.49%

Media : 0.49%

Videotron Limited	5.00	7-15-2022	1,745,000	1,823,525
Videotron Limited	6.38	12-15-2015	100,000	101,250

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)

Videotron Limited	9.13%	4-15-2018	$1,525,000	$1,612,688

				3,537,463

Energy : 0.79%

Oil, Gas & Consumable Fuels : 0.79%

Griffin Coal Mining Company Limited 144A(s)	9.50	12-1-2016	3,649,845	2,956,374
Griffin Coal Mining Company Limited (s)	9.50	12-1-2016	499,568	404,650
Ship Finance International Limited	8.50	12-15-2013	2,250,000	2,262,656

				5,623,680

Financials : 0.33%

Consumer Finance : 0.33%

Wind Acquisition Finance SpA 144A	11.75	7-15-2017	2,205,000	2,370,375

Diversified Financial Services : 0.00%

Preferred Term Securities XII Limited (i)(s)¤	0.00	12-24-2033	1,540,000	462

Information Technology : 0.80%

Computers & Peripherals : 0.80%

Seagate Technology HDD Holdings	6.80	10-1-2016	1,275,000	1,434,375
Seagate Technology HDD Holdings	6.88	5-1-2020	650,000	705,250
Seagate Technology HDD Holdings	7.00	11-1-2021	725,000	795,688
Seagate Technology HDD Holdings	7.75	12-15-2018	2,500,000	2,756,250

				5,691,563

Materials : 0.86%

Metals & Mining : 0.60%

Novelis Incorporated	8.38	12-15-2017	1,100,000	1,215,500
Novelis Incorporated	8.75	12-15-2020	2,675,000	3,022,750

				4,238,250

Paper & Forest Products : 0.26%

Sappi Limited 144A	7.50	6-15-2032	2,155,000	1,874,850

Telecommunication Services : 2.51%

Diversified Telecommunication Services : 2.16%

Intelsat Bermuda Limited	11.25	2-4-2017	825,000	874,500
Intelsat Jackson Holdings Limited	7.25	4-1-2019	5,475,000	5,871,938
Intelsat Jackson Holdings Limited	7.50	4-1-2021	2,214,000	2,402,190
Intelsat Jackson Holdings SA 144A	7.25	10-15-2020	1,525,000	1,631,750
Intelsat Jackson Holdings SA	7.25	10-15-2020	1,700,000	1,819,000
Intelsat Luxembourg SA ¥	11.50	2-4-2017	2,650,000	2,809,000

				15,408,378

Wireless Telecommunication Services : 0.35%

Digicel Group Limited 144A	12.00	4-1-2014	870,000	937,425
Telesat Canada Incorporated 144A	6.00	5-15-2017	1,475,000	1,548,750
				2,486,175

Total Yankee Corporate Bonds and Notes (Cost $38,938,974)				41,231,196

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

Short-Term Investments : 2.47%

Security name		Yield	Shares	Value

Investment Companies : 2.47%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.14%	17,592,680	$17,592,680

Total Short-Term Investments (Cost $17,592,680)				17,592,680

Total investments in securities (Cost $899,884,097)*	132.44%			944,230,966

Other assets and liabilities, Net	(32.44)			(231,259,174)

Total net assets	100.00%			$712,971,792

†	Non-income-earning security
(i)	Illiquid security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
%%	Security issued on a when-issued basis.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
<	All or a portion of the position represents an unfunded loan commitment.
¤	Security issued in zero coupon form with no periodic interest payments.
(l)	Investment in an affiliate
(u	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities or unfunded loans.
*	Cost for federal income tax purposes is $908,795,609 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation             $51,693,888

Gross unrealized depreciation             (16,258,531)

Net unrealized appreciation                 $35,435,357

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND (the “Fund”)

NOTES TO PORTFOLIO OF INVESTMENTS – JANUARY 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

As of January 31, 2013, the Fund had unfunded loan commitments of $6,477,875.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$1,244,322	$0	$2,149	$1,246,471
Preferred stocks	1,413,510	0	0	1,413,510
Corporate bonds and notes	0	792,051,056	0	792,051,056
Term loans	0	73,640,914	17,055,139	90,696,053
Yankee corporate bonds and notes	0	41,231,196	0	41,231,196
Short-term investments
Investment companies	17,592,680	0	0	17,592,680

	$20,250,512	$906,923,166	$17,057,288	$944,230,966

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended January 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common stocks	Term loans	Total
Balance as of April 30, 2012	$9,671	$5,611,506	$5,621,177
Accrued discounts (premiums)	0	6,866	6,866
Realized gains (losses)	0	27,213	27,213
Change in unrealized gains (losses)	(7,522)	65,827	58,305
Purchases	0	8,941,175	8,941,175
Sales	0	(2,650,037)	(2,650,037)
Transfers into Level 3	0	5,052,589	5,052,589
Transfers out of Level 3	0	0	0

Balance as of January 31, 2013	$2,149	$17,055,139	$17,057,288

Change in unrealized gains (losses) relating to securities still held at January 31, 2013	$(7,522)	$115,479	$107,957

The investments types categorized above were valued using indicative broker quotes and are therefore considered Level 3 inputs.

List of Abbreviation

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and

principal securities

TAN — Tax anticipation notes

TBA — To be announced

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Income Opportunities Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Income Opportunities Fund

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Income Opportunities Fund

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: March 26, 2013

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: March 26, 2013